TAXATION - OECD BEPS 2.0 - Pillar Two (Details)	12 Months Ended
Dec. 31, 2024
Forecast [Member]
Disclosure of geographical areas [line items]
Increase in effective tax rate resulting from Pillar Two reform	1.50%